Significant transactions and balances with related parties - Balance sheet location (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant transactions and balances with related parties
Marketable securities	BRL 2,781,678	BRL 2,038,847
Related parties - non-current	9,924	9,777
Other assets - current	188,497	149,718
Loans and financing (Note 23)	(19,298,563)	(16,152,511)	BRL (12,743,832)
Related parties
Significant transactions and balances with related parties
Marketable securities	68,535	186,720
Related parties - non-current	9,924	9,777
Other assets - current	3,343
Loans and financing (Note 23)	(3,045,982)	(2,458,333)
Suppliers	(11,552)	(4,564)
Net assets (liabilities)	BRL (2,975,732)	BRL (2,266,400)